CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)
Current assets
Cash and cash equivalents	$ 395,087	$ 486,222
Deposits, prepayment and other receivables (note 4)	33,574	4,833
Consideration receivable (note 5)	141,341	131,686
Total current assets	570,002	622,741
Property, plant and equipment, net (note 6)	194,712	153,782
Prepaid lease payments, net (note 7)	15,111	16,638
Intangible assets	438	438
Total assets	780,263	793,599
Current liabilities
Other payables and accruals (note 8)	4,690	6,138
Tax payable	6,243	5,837
Total current liabilities	10,933	11,975
Total liabilities	10,933	11,975
Commitments and contingencies (note 11)	0	0
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2016 and 2017, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(6,704)	(5,891)
Retained earnings	749,884	761,365
Total shareholders' equity	769,330	781,624
Total liabilities and shareholders' equity	$ 780,263	$ 793,599